Fair Value Measurements - Summary of Significant Quantitative Inputs Used in the Valuation of the Preferred Stock Tranche Liability (Detail) - Preferred Stock Tranche Liability [Member]		May 14, 2021 shares	Mar. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2020	Dec. 31, 2020 yr	Dec. 28, 2020 shares yr	Oct. 22, 2020 shares yr
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			8,600,000
Tranche Two Call Option [Member] | Estimated fair value of Series B redeemable convertible preferred stock
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input	[1]							1.25
Tranche Two Call Option [Member] | Discount rate
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input								0.12
Tranche Two Call Option [Member] | Time to liquidity
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input | yr								0.9
Tranche Two Call Option [Member] | Expected volatility
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input								54.9
Tranche Two Call Option [Member] | Strike Price
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input								1.6427
Tranche Two Call Option [Member] | Value of each tranche feature
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input								0.143
Tranche Three Call Option [Member] | Estimated fair value of Series B redeemable convertible preferred stock
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input	[1]							1.25
Tranche Three Call Option [Member] | Estimated fair value of Series B redeemable convertible preferred stock | Public Scenario [Member] | Redeemable Convertible Preferred Stock Series B [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			2.3386
Tranche Three Call Option [Member] | Estimated fair value of Series B redeemable convertible preferred stock | Staying Private Scenario [Member] | Redeemable Convertible Preferred Stock Series B [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			1.3023
Tranche Three Call Option [Member] | Discount rate
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input								0.17
Tranche Three Call Option [Member] | Discount rate | Public Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			0.05
Tranche Three Call Option [Member] | Discount rate | Staying Private Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			0.06
Tranche Three Call Option [Member] | Time to liquidity
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input | yr								2.2
Tranche Three Call Option [Member] | Time to liquidity | Public Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			0.5
Tranche Three Call Option [Member] | Time to liquidity | Staying Private Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			0.75
Tranche Three Call Option [Member] | Expected volatility
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input								54.9
Tranche Three Call Option [Member] | Expected volatility | Public Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			80
Tranche Three Call Option [Member] | Expected volatility | Staying Private Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			80
Tranche Three Call Option [Member] | Probability of call option and forward contract | Public Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			25
Tranche Three Call Option [Member] | Probability of call option and forward contract | Staying Private Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			45
Tranche Three Call Option [Member] | Strike Price
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input								1.6427
Tranche Three Call Option [Member] | Strike Price | Public Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			1.6427
Tranche Three Call Option [Member] | Strike Price | Staying Private Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			1.6427
Tranche Three Call Option [Member] | Value of each tranche feature
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input								0.199
Tranche Three Call Option [Member] | Value of each tranche feature | Public Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			0.873
Tranche Three Call Option [Member] | Value of each tranche feature | Staying Private Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			0.251
Tranche Two And Three Call Option [Member] | Estimated fair value of Series B redeemable convertible preferred stock
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input	[1]						1.62
Tranche Two And Three Call Option [Member] | Estimated fair value of Series B redeemable convertible preferred stock | Redeemable Convertible Preferred Stock Series B [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input				1.62
Tranche Two And Three Call Option [Member] | Estimated fair value of Series B redeemable convertible preferred stock | Public Scenario [Member] | Redeemable Convertible Preferred Stock Series B [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input		2.18
Tranche Two And Three Call Option [Member] | Estimated fair value of Series B redeemable convertible preferred stock | Staying Private Scenario [Member] | Redeemable Convertible Preferred Stock Series B [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input		1.58
Tranche Two And Three Call Option [Member] | Discount rate
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input					0.11		0.11
Tranche Two And Three Call Option [Member] | Time to liquidity
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input				0.5			0.5
Tranche Two And Three Call Option [Member] | Expected volatility
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input					73.8		73.8
Tranche Two And Three Call Option [Member] | Probability of call option and forward contract
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input					10		10
Tranche Two And Three Call Option [Member] | Strike Price
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input				1.6427			1.6427
Tranche Two And Three Call Option [Member] | Value of each tranche feature
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input				0.326			0.326
Tranche Two And Three Call Option [Member] | Value of each tranche feature | Public Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input		1.637
Tranche Two And Three Call Option [Member] | Value of each tranche feature | Staying Private Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input		0.395
Tranche Two And Three Call Option [Member] | Scenario Weighing [Member] | Public Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input		75
Tranche Two And Three Call Option [Member] | Scenario Weighing [Member] | Staying Private Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input		25
Tranche Two And Three Call Option [Member] | Weighted Average Fair Value [Member] | Redeemable Convertible Preferred Stock Series B [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input		2.032
Tranche Two And Three Forward Contract [Member] | Estimated fair value of Series B redeemable convertible preferred stock
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input	[1]			1.62
Tranche Two And Three Forward Contract [Member] | Estimated fair value of Series B redeemable convertible preferred stock | Redeemable Convertible Preferred Stock Series B [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input				1.62
Tranche Two And Three Forward Contract [Member] | Discount rate
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input					0.11
Tranche Two And Three Forward Contract [Member] | Time to liquidity
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input				0.5		0.5
Tranche Two And Three Forward Contract [Member] | Probability of call option and forward contract
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input					90
Tranche Two And Three Forward Contract [Member] | Strike Price
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input				1.6427
Tranche Two And Three Forward Contract [Member] | Value of each tranche feature
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input				(0.023)
Tranche Two Forward Contract [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			8,600,000
Tranche Two Forward Contract [Member] | Estimated fair value of Series B redeemable convertible preferred stock | Redeemable Convertible Preferred Stock Series B [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			2.0796
Tranche Two Forward Contract [Member] | Discount rate
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			0.03
Tranche Two Forward Contract [Member] | Time to liquidity
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			0.08
Tranche Two Forward Contract [Member] | Probability of call option and forward contract
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			100
Tranche Two Forward Contract [Member] | Strike Price
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			1.6427
Tranche Two Forward Contract [Member] | Value of each tranche feature
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			0.437
Tranche Three No Value [Member] | Public Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			4,300,000
Tranche Three No Value [Member] | Staying Private Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			1,900,000
Tranche Three No Value [Member] | Probability of call option and forward contract | Public Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			75
Tranche Three No Value [Member] | Probability of call option and forward contract | Staying Private Scenario [Member] | Redeemable Convertible Preferred Stock Series B [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			50
Tranche Three Forward Option [Member] | Estimated fair value of Series B redeemable convertible preferred stock | Staying Private Scenario [Member] | Redeemable Convertible Preferred Stock Series B [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			1.3023
Tranche Three Forward Option [Member] | Discount rate | Staying Private Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			0.06
Tranche Three Forward Option [Member] | Time to liquidity | Staying Private Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			0.75
Tranche Three Forward Option [Member] | Probability of call option and forward contract | Staying Private Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			5
Tranche Three Forward Option [Member] | Strike Price | Staying Private Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			1.6427
Tranche Three Forward Option [Member] | Value of each tranche feature | Staying Private Scenario [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Embedded Derivative Liability, Measurement Input			(0.34)

[1]	Fair value of the Series B redeemable convertible preferred stock was estimated using the Backsolve method.